Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000228717 | United States Treasury Inflation Indexed Bonds, 1.625, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228717 | United States Treasury Inflation Indexed Bonds, 0.125, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228717 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228717 | UIRC-GSA International, LLC, 7, 2030-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228717 | PennantPark Investment Corporation, 7, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228717 | American Coastal Insurance Corporation, 7.25, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228717 | SBL Holdings, Inc., 5.9, 2028-09-26
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228717 | Babcock & Wilcox Enterprises, Inc., 8.75, 2030-06-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228717 | Horizon Technology Finance Corporation, 7, 2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228717 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228717 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	39.60%
C000228717 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228717 | Financials376535AG5
Holdings [Line Items]
Percent of Total Investments	0.20%
C000228717 | Industrials15957P204
Holdings [Line Items]
Percent of Total Investments	50.50%
C000228717 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228717 | Real Estate39808B206
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228717 | U.S. Treasury Obligations912828Z37
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228717 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.10%
C000228717 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228717 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228717 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228717 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228717 | CLO
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000228717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000170313 | United States Treasury Inflation Indexed Bonds, 1.625, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170313 | United States Treasury Inflation Indexed Bonds, 0.125, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170313 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170313 | UIRC-GSA International, LLC, 7, 2030-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170313 | PennantPark Investment Corporation, 7, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170313 | American Coastal Insurance Corporation, 7.25, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170313 | SBL Holdings, Inc., 5.9, 2028-09-26
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170313 | Babcock & Wilcox Enterprises, Inc., 8.75, 2030-06-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170313 | Horizon Technology Finance Corporation, 7, 2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170313 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170313 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	39.60%
C000170313 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170313 | Financials376535AG5
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170313 | Industrials15957P204
Holdings [Line Items]
Percent of Total Investments	50.50%
C000170313 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.90%
C000170313 | Real Estate39808B206
Holdings [Line Items]
Percent of Total Investments	0.90%
C000170313 | U.S. Treasury Obligations912828Z37
Holdings [Line Items]
Percent of Total Investments	6.60%
C000170313 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.10%
C000170313 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170313 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170313 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170313 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170313 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170313 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170313 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170313 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000170313 | CLO
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000170313 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000170314 | United States Treasury Inflation Indexed Bonds, 1.625, 2030-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170314 | United States Treasury Inflation Indexed Bonds, 0.125, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170314 | B Riley Financial, Inc., 8, 2028-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170314 | UIRC-GSA International, LLC, 7, 2030-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170314 | PennantPark Investment Corporation, 7, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170314 | American Coastal Insurance Corporation, 7.25, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170314 | SBL Holdings, Inc., 5.9, 2028-09-26
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170314 | Babcock & Wilcox Enterprises, Inc., 8.75, 2030-06-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170314 | Horizon Technology Finance Corporation, 7, 2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170314 | Kuvare US Holdings, Inc., 7, 2051-02-17
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170314 | CLO33835NAE1
Holdings [Line Items]
Percent of Total Investments	39.60%
C000170314 | InsuranceSTHOLDING
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170314 | Financials376535AG5
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170314 | Industrials15957P204
Holdings [Line Items]
Percent of Total Investments	50.50%
C000170314 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.90%
C000170314 | Real Estate39808B206
Holdings [Line Items]
Percent of Total Investments	0.90%
C000170314 | U.S. Treasury Obligations912828Z37
Holdings [Line Items]
Percent of Total Investments	6.60%
C000170314 | FinancialsRILYWRRNT
Holdings [Line Items]
Percent of Total Investments	0.10%
C000170314 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170314 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170314 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170314 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170314 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170314 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000170314 | CLO
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000170314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000234271 | Fortress Credit BSL XVII Ltd., 8.466, 2034-10-23
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234271 | Sound Point CLO XVI Ltd., 7.528, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234271 | Trinitas CLO VIII Ltd., 7.037, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234271 | SOUND POINT CLO XIX Ltd., 6.585, 2031-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234271 | Halcyon Loan Advisors Funding Ltd., 7.325, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234271 | Catamaran CLO Ltd., 7.355, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234271 | Bain Capital Credit CLO, 6.625, 2031-07-19
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234271 | KKR CLO 15 Ltd., 6.675, 2032-01-18
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234271 | Steele Creek CLO Ltd., 6.835, 2030-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234271 | Trinitas CLO XV Ltd., 7.675, 2034-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234271 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234271 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234271 | CMO
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234271 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234271 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000234271 | CLO
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000234271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234271 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	92.90%
C000234271 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234271 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234271 | U.S. Government & Agencies3136BRFK8
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234271 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234271 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234271 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234272 | Fortress Credit BSL XVII Ltd., 8.466, 2034-10-23
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234272 | Sound Point CLO XVI Ltd., 7.528, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234272 | Trinitas CLO VIII Ltd., 7.037, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234272 | SOUND POINT CLO XIX Ltd., 6.585, 2031-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234272 | Halcyon Loan Advisors Funding Ltd., 7.325, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234272 | Catamaran CLO Ltd., 7.355, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234272 | Bain Capital Credit CLO, 6.625, 2031-07-19
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234272 | KKR CLO 15 Ltd., 6.675, 2032-01-18
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234272 | Steele Creek CLO Ltd., 6.835, 2030-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234272 | Trinitas CLO XV Ltd., 7.675, 2034-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234272 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234272 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234272 | CMO
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234272 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000234272 | CLO
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000234272 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234272 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	92.90%
C000234272 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234272 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234272 | U.S. Government & Agencies3136BRFK8
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234272 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234272 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234272 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234270 | Fortress Credit BSL XVII Ltd., 8.466, 2034-10-23
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234270 | Sound Point CLO XVI Ltd., 7.528, 2030-07-25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234270 | Trinitas CLO VIII Ltd., 7.037, 2031-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234270 | SOUND POINT CLO XIX Ltd., 6.585, 2031-04-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234270 | Halcyon Loan Advisors Funding Ltd., 7.325, 2031-01-22
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234270 | Catamaran CLO Ltd., 7.355, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234270 | Bain Capital Credit CLO, 6.625, 2031-07-19
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234270 | KKR CLO 15 Ltd., 6.675, 2032-01-18
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234270 | Steele Creek CLO Ltd., 6.835, 2030-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234270 | Trinitas CLO XV Ltd., 7.675, 2034-04-22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234270 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234270 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234270 | CMO
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234270 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234270 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000234270 | CLO
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000234270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234270 | CLO282523BF5
Holdings [Line Items]
Percent of Total Investments	92.90%
C000234270 | Financials98373XAD2
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234270 | Fixed Income - Other90214Q493
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234270 | U.S. Government & Agencies3136BRFK8
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234270 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234270 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234270 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259796 | X-Caliber Funding, LLC, 25, 2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259796 | United States Treasury Inflation Indexed Bonds, 0.75, 2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259796 | United States Treasury Inflation Indexed Bonds, 2.125, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259796 | BAHA Trust, 9.204, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259796 | United States Treasury Inflation Indexed Bonds, 1, 2046-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259796 | Great Elm Capital Corporation, 8.125, 2029-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259796 | Morgan Stanley Capital I, Inc., 8.542, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259796 | W&T Offshore, Inc., 10.75, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259796 | Morgan Stanley Capital I, Inc., 9.044, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259796 | X-Caliber Funding, LLC, 12, 2028-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259796 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259796 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000259796 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259796 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259796 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000259796 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000259796 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259796 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259796 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000259796 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259796 | CMBS05493XAJ9
Holdings [Line Items]
Percent of Total Investments	37.50%
C000259796 | Financials064159ES1
Holdings [Line Items]
Percent of Total Investments	45.20%
C000259796 | Supranational45905UPQ1
Holdings [Line Items]
Percent of Total Investments	0.10%
C000259796 | Financials376546867
Holdings [Line Items]
Percent of Total Investments	2.30%
C000259796 | Mbs Passthrough3140XGXU8
Holdings [Line Items]
Percent of Total Investments	11.70%
C000259796 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259796 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259796 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000259794 | X-Caliber Funding, LLC, 25, 2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259794 | United States Treasury Inflation Indexed Bonds, 0.75, 2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259794 | United States Treasury Inflation Indexed Bonds, 2.125, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259794 | BAHA Trust, 9.204, 2041-12-10
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259794 | United States Treasury Inflation Indexed Bonds, 1, 2046-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259794 | Great Elm Capital Corporation, 8.125, 2029-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259794 | Morgan Stanley Capital I, Inc., 8.542, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259794 | W&T Offshore, Inc., 10.75, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259794 | Morgan Stanley Capital I, Inc., 9.044, 2029-05-05
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259794 | X-Caliber Funding, LLC, 12, 2028-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259794 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	3.20%
C000259794 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000259794 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259794 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259794 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000259794 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000259794 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259794 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259794 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000259794 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259794 | CMBS05493XAJ9
Holdings [Line Items]
Percent of Total Investments	37.50%
C000259794 | Financials064159ES1
Holdings [Line Items]
Percent of Total Investments	45.20%
C000259794 | Supranational45905UPQ1
Holdings [Line Items]
Percent of Total Investments	0.10%
C000259794 | Financials376546867
Holdings [Line Items]
Percent of Total Investments	2.30%
C000259794 | Mbs Passthrough3140XGXU8
Holdings [Line Items]
Percent of Total Investments	11.70%
C000259794 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259794 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259794 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%